Labor and Social Obligations - Summary of Number and Movements of Share Options (Detail) - International school plan [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning Balance	153,262
Granted	0	294,735
Forfeited	0	(141,473)
Exercised	0	0
Expired	0	0
Outstanding, Ending Balance		153,262